FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2021

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 11.8%
Alphabet, Inc. Class A(a)	120,978	$323,437,103
Alphabet, Inc. Class C(a)	108,994	290,502,798
Baidu, Inc. ADR (China)(a)	3,868,925	74,393,884
Facebook, Inc. Class A(a)	895,761	304,012,326
Naspers Ltd. N Shares (South Africa)	345,972	57,182,155
Prosus NV (Netherlands)	2,424,494	194,058,887
		$1,243,587,153
SEMICONDUCTOR DEVICES — 6.4%
Analog Devices, Inc.	1,786,350	$299,177,898
Broadcom, Inc.	594,060	288,077,516
NXP Semiconductors NV (Netherlands)	429,763	84,177,679
		$671,433,093
CABLE & SATELLITE — 6.0%
Charter Communications, Inc. Class A(a)(b)	390,978	$284,459,953
Comcast Corp. Class A(b)	6,136,260	343,201,022
		$627,660,975
DIVERSIFIED BANKS — 3.3%
Citigroup, Inc.	3,571,897	$250,675,732
Flutter Entertainment PLC (Ireland)(a)	271,020	53,308,662
Gulfport Energy Corp.(a)	503,402	41,384,678
		$345,369,072
CEMENT & AGGREGATES — 3.1%
HeidelbergCement AG (Germany)	1,012,913	$75,566,716
LafargeHolcim Ltd. (Switzerland)	5,189,042	250,033,895
		$325,600,611
P&C INSURANCE — 2.9%
American International Group, Inc.(b)	5,607,772	$307,810,605

APPLICATION SOFTWARE — 2.8%
Alteryx, Inc. Class A(a)	147,315	$10,768,727
Entain PLC (Isle of Man)(a)	3,205,123	91,543,464
Epic Games, Inc.(c)(d)(e)	33,130	29,320,050
Nexon Co. Ltd. (Japan)	4,138,049	66,417,963
Open Text Corp. (Canada)	572,669	27,911,887
Ubisoft Entertainment SA (France)(a)	1,066,684	63,875,401
		$289,837,492
BANKS — 2.6%
Signature Bank	156,266	$42,548,107
Wells Fargo & Co.	5,029,984	233,441,557
		$275,989,664
INDUSTRIAL DISTRIBUTION & RENTAL — 2.5%
Howmet Aerospace, Inc.	4,577,152	$142,807,142
LG Corp. (South Korea)	1,610,540	125,380,466
		$268,187,608

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
ELECTRICAL COMPONENTS — 2.5%
TE Connectivity Ltd. (Switzerland)	1,951,660	$267,806,785

INVESTMENT COMPANIES — 2.4%
Groupe Bruxelles Lambert SA (Belgium)	2,254,270	$247,959,772

BASE METALS — 2.3%
Glencore PLC (Switzerland)	51,364,163	$241,622,374

INSURANCE BROKERS — 2.3%
Aon PLC Class A (Britain)	840,487	$240,185,970

INSTITUTIONAL BROKERAGE — 2.0%
Jefferies Financial Group, Inc.(b)	5,578,880	$207,143,814

FOOD SERVICES — 1.4%
JDE Peet's NV (Netherlands)	3,432,564	$102,583,643
Just Eat Takeaway.com NV (Netherlands)(a)(f)	585,855	42,804,910
		$145,388,553
COMPUTER HARDWARE & STORAGE — 1.2%
Dell Technologies, Inc. C Shares(a)	1,192,689	$124,087,363

RAILROAD ROLLING STOCK — 1.2%
Westinghouse Air Brake Technologies Corp.	1,435,847	$123,784,370

CHEMICALS — 1.1%
International Flavors & Fragrances, Inc.	868,051	$116,075,780

TELECOM CARRIERS — 1.1%
SoftBank Group Corp. (Japan)	1,922,596	$111,097,737

E-COMMERCE DISCRETIONARY — 1.0%
Alibaba Group Holding Ltd. ADR (China)(a)	5,586,312	$103,424,639

HOTELS, RESTAURANTS & LEISURE — 1.0%
Marriott International, Inc. Class A(a)	697,310	$103,264,638

WEALTH MANAGEMENT — 0.9%
LPL Financial Holdings, Inc.	637,836	$99,987,171

INFRASTRUCTURE SOFTWARE — 0.9%
FirstEnergy Corp.	2,789,666	$99,367,903

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.9%
Cie Financiere Richemont SA (Switzerland)	945,310	$98,011,707

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
MIDSTREAM - OIL & GAS — 0.8%
Kinder Morgan, Inc.(b)	5,262,897	$88,048,267

SPECIALTY CHEMICALS — 0.8%
Univar Solutions, Inc.(a)	3,690,211	$87,900,826

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.8%
Samsung C&T Corp. (South Korea)	828,160	$85,349,754

REAL ESTATE OWNERS & DEVELOPERS — 0.6%
Swire Pacific Ltd. Class A (Hong Kong)	10,113,170	$59,840,004

MARINE SHIPPING — 0.5%
Sound Holding FP (Luxembourg)(c)(d)(e)(g)(h)	1,146,250	$56,533,172

MEDICAL EQUIPMENT — 0.5%
Olympus Corp. (Japan)	2,280,167	$49,908,247

INTEGRATED UTILITIES — 0.3%
PG&E Corp.(a)	3,597,611	$34,537,066

INTERNET BASED SERVICES — 0.3%
Booking Holdings, Inc.(a)	13,556	$32,180,182

AIRCRAFT & PARTS — 0.3%
Meggitt PLC (Britain)(a)	2,789,763	$27,523,793

OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)(g)	14,118,980	$5,647,592
McDermott International Ltd.	31,609,578	12,643,831
McDermott International Ltd.	1,053,862	421,545
		$18,712,968
OTHER COMMON STOCKS — 1.4%(a)(l)		$151,684,375
TOTAL COMMON STOCKS — 70.1% (Cost $4,500,336,952)		$7,376,903,503

CLOSED END FUND — 0.3%
Altaba Escrow(c)(Cost $0)	4,756,180	$31,152,979

LIMITED PARTNERSHIPS
FPS LLC (Marine Shipping)(c)(d)(e)(g)(h)	1,173,870	$82,546,743
FPS Shelby Holding I LLC (Marine Shipping)(c)(d)(e)(g)(h)	107,799	8,876,468
Footpath Ventures SpV IV LP(c)(d)(e)	150,000	15,000,000
GACP II L.P. (Credit)(c)(d)(e)	958,312	31,646,287

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

LIMITED PARTNERSHIPS — Continued	Shares	Fair Value
U.S. Farming Realty Trust LP (Real Estate)(c)(d)(e)(g)	350,000	$10,235,782
U.S. Farming Realty Trust II LP (Real Estate)(c)(d)(e)(g)	120,000	8,350,933
TOTAL LIMITED PARTNERSHIPS — 1.5% (Cost $158,624,383)		$156,656,213

PREFERRED STOCKS
ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(c)(d)(e)	22,591	$13,554,380

ENERGY — 0.0%
Gulfport Energy Corp.(d)(e)	1,297	$654,985
TOTAL PREFERRED STOCKS — 0.1% (Cost $1,273,128)		$14,209,365

WARRANT — 0.0%
ENERGY — 0.0%
Cie Financiere Richemont SA (a) (Cost $0)	2,521,536	$1,190,489

SPECIAL PURPOSE ACQUISITION COMPANIES(a)
DIVERSIFIED BANKS — 3.2%
Accelerate Acquisition Corp.	1,824	$18,313
African Gold Acquisition Corp.	175,509	1,772,641
Agile Growth Corp.	972,411	9,626,869
Alkuri Global Acquisition Corp. Class A	62,046	512,502
Alpha Partners Technology Merger Corp.	40,319	398,755
Angel Pond Holdings Corp.	948,163	9,301,479
Apollo Strategic Growth Capital II	206,968	2,059,332
Ares Acquisition Corp.	494,451	4,895,164
Artisan Acquisition Corp. Class A	42,770	330,403
Athena Technology Acquisition Corp.	395,340	3,077,347
Atlantic Coastal Acquisition Corp.	1,238,597	12,237,338
Broadscale Acquisition Corp.	837,121	8,279,127
Churchill Capital Corp. VII	616,422	6,090,249
Colonnade Acquisition Corp. II	1,032,132	10,011,680
COVA Acquisition Corp.	334,885	3,328,757
DHC Acquisition Corp.	520,584	5,169,399
Digital Transformation Opportunities Corp.	72,255	708,099
Disruptive Acquisition Corp. I	1,032,135	10,135,566
ESM Acquisition Corp.	157	1,559
Flame Acquisition Corp.	1,032,145	10,249,200
Forest Road Acquisition Corp. II	1,242,983	12,289,746
Fortress Value Acquisition Corp. IV	477,990	4,708,201
FTAC Hera Acquisition Corp.	124,395	1,238,974
Fusion Acquisition Corp. II	173,927	1,690,570
GigCapital4, Inc.	1,067,809	8,176,750
Glenfarne Merger Corp.	1,033,214	10,280,479
Global Partner Acquisition Corp. II	387,688	3,834,234

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES — Continued	Shares	Fair Value
Golden Arrow Merger Corp.	1,032,132	$10,218,107
Gores Holdings VII, Inc.	4,846	47,830
Gores Holdings VIII, Inc.	235,462	2,342,847
Gores Technology Partners II, Inc.	6,490	64,316
GX Acquisition Corp. II	648,196	6,391,213
Haymaker Acquisition Corp. III	7,337	72,416
Hudson Executive Investment Corp. III	1,243,215	12,245,668
InterPrivate IV InfraTech Partners, Inc.	866,479	8,547,815
Kismet Acquisition Three Corp.	1,032,132	10,187,143
Landcadia Holdings IV, Inc.	1,243,001	12,479,730
Lazard Growth Acquisition Corp. I	37,457	371,573
Lead Edge Growth Opportunities Ltd.	111,893	1,117,811
Macondray Capital Acquisition Corp. I	1,030,833	10,287,713
Mason Industrial Technology, Inc.	760,239	7,564,378
Metals Acquisition Corp.	539,903	5,350,439
Mission Advancement Corp.	613,285	6,040,857
Monument Circle Acquisition Corp.	69,903	704,622
NextGen Acquisition Corp. II	567,358	4,844,297
Northern Star Investment Corp. III	550,747	5,430,365
Northern Star Investment Corp. IV	425,470	4,195,134
Orion Acquisition Corp.	252,217	2,491,904
Peridot Acquisition Corp. II	582,407	5,742,533
Pershing Square Tontine Holdings Ltd. Class A	457,176	9,006,367
Pine Technology Acquisition Corp.	967,571	9,598,304
Plum Acquisition Corp. I	969,880	9,514,523
Queen's Gambit Growth Capital	109,868	836,365
Reinvent Technology Partners Y	251	377
Ross Acquisition Corp. II	231,224	2,302,991
RXR Acquisition Corp.	9,883	97,348
Silver Spike Acquisition Corp. II	130,768	1,310,295
Slam Corp.	714,327	7,078,981
Stratim Cloud Acquisition Corp.	671,649	6,676,191
TCW Special Purpose Acquisition Corp.	118,726	1,169,451
Tio Tech A (Germany)	297,050	2,943,766
TLG Acquisition One Corp.	1,242,983	12,336,606
Twelve Seas Investment Co. II	990,015	9,801,148
Viking Acquisitions (Norway)(c)(d)(e)	9,562,500	7,292,590
		$337,126,747
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 3.2% (Cost $339,240,601)		$337,126,747

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES	Principal Amount	Fair Value
CORPORATE BONDS & NOTES
CONSUMER, CYCLICAL — 0.3%
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	$25,568,000	$29,109,168

ENERGY — 0.0%
Gulfport Energy Corp. — 6.000% 10/15/2024(d)(e)	18,209,000	—
Gulfport Energy Corp. — 6.375% 5/15/2025(d)(e)	8,822,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(d)(e)	9,128,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(d)(e)	9,417,000	—
		$—

TOTAL CORPORATE BONDS & NOTES — 0.3% (Cost $24,966,641)		$29,109,168

CORPORATE BANK DEBT
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021(c)(d)(e)(j)	$28,718,370	$19,706,205
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.084% 6/30/2024(c)(i)	1,074,102	590,756
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.084% 6/30/2025(c)(i)	32,833,473	14,118,393
Steenbok LUX Financial 2 SARL, PIK — 10.750% 12/31/2022(c)	703,343	775,000
Western Digital Corp. Term Loan B 4, 1M USD LIBOR + 1.750% — 1.832% 4/29/2023(c)(i)	14,677,084	14,677,084

TOTAL CORPORATE BANK DEBT — 0.5% (Cost $123,228,925)		$49,867,438

U.S. TREASURIES
U.S. Treasury Bills — 0.003% 10/21/2021(k)	$120,000,000	$119,994,288
U.S. Treasury Bills — 0.009% 10/28/2021(k)	167,000,000	166,990,331
U.S. Treasury Bills — 0.012% 11/4/2021(k)	130,000,000	129,990,094
U.S. Treasury Bills — 0.018% 11/12/2021(k)	131,000,000	130,990,764
U.S. Treasury Bills — 0.033% 11/16/2021(k)	83,000,000	82,996,182
U.S. Treasury Bills — 0.041% 11/2/2021(k)	60,000,000	59,997,030
U.S. Treasury Bills — 0.046% 10/26/2021(k)	188,000,000	187,991,258
U.S. Treasury Bills — 0.051% 11/18/2021(k)	49,000,000	48,997,918
U.S. Treasury Bills — 0.052% 10/19/2021(k)	175,000,000	174,993,595
U.S. Treasury Cash Management Bills — 0.033% 11/23/2021(k)	50,000,000	49,997,730
U.S. Treasury Cash Management Bills — 0.041% 11/9/2021(k)	79,000,000	78,995,481
U.S. Treasury Cash Management Bills — 0.053% 11/1/2021(k)	166,000,000	165,990,870
U.S. Treasury Cash Management Bills — 0.076% 10/15/2021(k)	150,000,000	149,997,000

TOTAL U.S. TREASURIES — 14.7% (Cost $1,547,950,917)		$1,547,922,541

TOTAL BONDS & DEBENTURES — 15.5% (Cost $1,696,146,483)		$1,626,899,147

TOTAL INVESTMENT SECURITIES — 90.7% (Cost $6,695,621,547)		$9,544,138,443

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

SHORT-TERM INVESTMENTS	Shares or Principal Amount	Fair Value
SHORT-TERM INVESTMENTS
Amazon.com, Inc.
— 0.041% 10/18/2021	$20,000,000	$19,999,622
— 0.051% 10/6/2021	10,000,000	9,999,930
Apple, Inc. — 0.041% 11/5/2021	50,000,000	49,998,056
Chevron Corp. — 0.051% 10/14/2021	50,000,000	49,999,097
Coca-Cola Co. — 0.051% 10/5/2021	22,000,000	21,999,878
Exxon Mobil Corp.
— 0.051% 10/1/2021	33,000,000	33,000,000
— 0.051% 10/4/2021	60,000,000	59,999,750
— 0.051% 10/7/2021	60,000,000	59,999,500
— 0.051% 10/25/2021	25,000,000	24,999,167
— 0.051% 11/19/2021	100,000,000	99,993,194
— 0.061% 10/22/2021	65,000,000	64,997,725
Nestle Capital Corp.
— 0.041% 10/19/2021	10,000,000	9,999,800
— 0.041% 11/2/2021	150,000,000	149,994,667
Nestle Finance International Ltd.
— 0.051% 10/20/2021	50,000,000	49,998,681
— 0.051% 10/29/2021	43,000,000	42,998,328
— 0.051% 11/2/2021	100,000,000	99,995,555
— 0.061% 11/9/2021	50,000,000	49,996,750
Roche Holdings, Inc.
— 0.041% 10/15/2021	40,000,000	39,999,378
— 0.041% 10/29/2021	31,500,000	31,499,020
— 0.051% 11/8/2021	80,000,000	79,995,778
State Street Bank Repurchase Agreement — 0.00% 10/1/2021
(Dated 09/30/2021, repurchase price of $20,160,000, collateralized by $20,561,600 principal amount U.S. Treasury Notes — 1.250% 2028, fair value $20,563,204)	20,160,000	20,160,000
TOTAL SHORT-TERM INVESTMENTS — 10.2% (Cost $1,069,623,876)		$1,069,623,876

TOTAL INVESTMENTS — 100.9% (Cost $7,765,245,423)		$10,613,762,319

SECURITIES SOLD SHORT — (3.1)%
COMMON STOCKS SOLD SHORT — (2.2)%
Softbank Corp. (Japan)	(1,397,343)	$(18,954,660)
SPDR S&P 500 ETF Trust	(505,929)	(217,114,371)

		$(236,069,031)

OTHER COMMON STOCKS SOLD SHORT (l)		$(71,934,369)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $188,249,588)		$(308,003,400)

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

CORPORATE BONDS & NOTES_SOLD SHORT	Principal Amount	Fair Value
CORPORATE BONDS & NOTES_SOLD SHORT — (0.2)%
Western Digital Corp. — 4.750% 2/15/2026	$(14,677,000)	$(16,255,463)

TOTAL CORPORATE BONDS & NOTES SOLD SHORT (Proceeds $14,740,686)		$(16,255,463)

TOTAL SECURITIES SOLD SHORT (Proceeds $275,784,553)		$(324,258,863)

Other assets and liabilities, net — 2.2%		$230,947,700
NET ASSETS — 100.0%		$10,520,451,156

(a)	Non-income producing security.
(b)	As of September 30, 2021, investments with a value of $1,081,239,000 were fully or partially segregated with the broker(s)/custodian as collateral for short option contracts.
(c)	Restricted securities. These restricted securities constituted 3.50% of total net assets at September 30, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 2.70% of total net assets at September 30, 2021.
(e)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Affiliated Security.
(h)	Controlled company.
(i)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(k)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(l)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

Purchased Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Barclays Bank PLC	$4,776,000,000	$1,265,640	$1,179,672
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Barclays Bank PLC	4,776,000,000	1,265,640	1,198,776
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Barclays Bank PLC	4,776,000,000	1,265,640	1,232,208
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Barclays Bank PLC	4,776,000,000	1,265,640	1,260,864
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Goldman Sachs International	9,204,500,000	2,531,237	1,242,608
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Goldman Sachs International	9,204,500,000	2,531,238	1,270,221
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Goldman Sachs International	9,204,500,000	2,531,237	1,307,039
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Goldman Sachs International	9,204,500,000	2,531,238	1,343,857
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/15/2023	Morgan Stanley	5,062,500,000	1,265,625	739,125
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	2/22/2023	Morgan Stanley	5,062,500,000	1,265,625	759,375
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/01/2023	Morgan Stanley	5,062,500,000	1,265,625	789,750
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30- Year— 3-Year — USD-ISDA Swap Rate — 0.04]	0.04%	3/08/2023	Morgan Stanley	5,062,500,000	1,265,625	815,062
Call — OIS Cap Swap(c)(e)	Receive	3-Month USD-LIBOR	0.68%	1/11/2029	Morgan Stanley	260,061,813	7,038,227	14,778,273
							$27,288,237	$27,916,830

Written Options

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put — OIS Floor Swap(c)(e)	Pay	3-Month USD-LIBOR	0.35%	1/11/2029	Morgan Stanley	$(260,061,813)	$(7,038,227)	$(3,745,930)

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Altaba Escrow	09/26/2014, 09/29/2014, 09/30/2014, 10/03/2014, 10/06/2014, 10/07/2014, 08/28/2015, 11/01/2016, 11/02/2016, 11/03/2016	—	$31,152,979	0.30%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Barclays Bank PLC 4.000% 02/15/2023	02/26/2020	$1,265,640	1,179,672	0.01%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Barclays Bank PLC 4.000% 02/22/2023	02/26/2020	1,265,640	1,198,776	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Barclays Bank PLC 4.000% 03/01/2023	02/26/2020	1,265,640	1,232,208	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Barclays Bank PLC 4.000% 03/08/2023	02/26/2020	1,265,640	1,260,864	0.01%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/15/2023	02/26/2020	2,531,237	1,242,608	0.01%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Goldman Sachs International 4.000% 02/22/2023	02/26/2020	2,531,238	1,270,221	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/01/2023	02/26/2020	2,531,237	1,307,039	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Goldman Sachs International 4.000% 03/08/2023	02/26/2020	2,531,238	1,343,857	0.01%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Morgan Stanley 4.000% 02/15/2023	02/26/2020	1,265,625	739,125	0.01%
CMS CAP SWAPTION 4.000 FEB23 4.000 CALL Morgan Stanley 4.000% 02/22/2023	02/26/2020	1,265,625	759,375	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/01/2023	02/26/2020	1,265,625	789,750	0.01%
CMS CAP SWAPTION 4.000 MAR23 4.000 CALL Morgan Stanley 4.000% 03/08/2023	02/26/2020	1,265,625	815,062	0.01%
Epic Games, Inc.	06/25/2020	19,049,750	29,320,050	0.28%
FPS LLC (Marine Shipping)	07/06/2021	98,862,137	82,546,743	0.78%
FPS Shelby Holding I LLC (Marine Shipping)	02/04/2020, 03/26/2020, 04/29/2020, 07/24/2020	10,191,934	8,876,468	0.08%
Footpath Ventures SpV IV LP	09/24/2021	15,180,000	15,000,000	0.14%
GACP II L.P. (Credit)	01/17/2020	20,689,076	31,646,287	0.30%
McDermott International, Inc.	12/31/2020	—	13,554,380	0.13%
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021	03/04/2021, 03/05/2021	35,777,645	19,706,205	0.19%

FPA CRESCENT FUND
PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)
September 30, 2021
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.084% 6/30/2025	07/30/2021,08/31/2021	$71,141,350	$14,118,393	0.13%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.084% 6/30/2024	07/01/2020	1,074,101	590,756	0.01%
OIS CAP SWAPTION 0.680 JAN29 0.680 CALL Morgan Stanley 0.680% 01/11/2029	10/19/2020	7,038,227	14,778,273	0.14%
OIS FLOOR SWAPTION 0.350 JAN29 0.350 PUT Morgan Stanley 0.350% 01/11/2029	10/19/2020	(7,038,227)	(3,745,930)	(0.04)%
Sound Holding FP	10/07/2013	68,546,025	56,533,172	0.54%
Steenbok LUX Financial 2 SARL, PIK — 10.750% 12/31/2022	06/30/2021	712,525	775,000	0.01%
U.S. Farming Realty Trust II, L.P. (Real Estate)	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 07/29/2015	9,498,194	8,350,933	0.08%
U.S. Farming Realty Trust, L.P. (Real Estate)	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	4,203,042	10,235,782	0.10%
Viking Acquisitions (Norway)	06/03/2021	7,607,534	7,292,590	0.07%
Western Digital Corp. Term Loan B 4, 1M USD LIBOR + 1.750% — 1.832% 4/29/2023	04/05/2021, 04/07/2021, 04/22/2021	14,523,304	14,677,084	0.14%
TOTAL RESTRICTED SECURITIES		$397,306,627	$368,547,722	3.50%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the Management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2021: (see Portfolio of Investments for industry categories):

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$1,243,587,153	—	—	$1,243,587,153
Semiconductor Devices	671,433,093	—	—	671,433,093
Cable & Satellite	627,660,975	—	—	627,660,975
Diversified Banks	345,369,072	—	—	345,369,072
Cement & Aggregates	325,600,611	—	—	325,600,611
P&C Insurance	307,810,605	—	—	307,810,605
Application Software	260,517,442	—	$29,320,050	289,837,492
Banks	275,989,664	—	—	275,989,664
Industrial Distribution & Rental	268,187,608	—	—	268,187,608
Electrical Components	267,806,785	—	—	267,806,785
Investment Companies	247,959,772	—	—	247,959,772
Base Metals	241,622,374	—	—	241,622,374
Insurance Brokers	240,185,970	—	—	240,185,970
Institutional Brokerage	207,143,814	—	—	207,143,814
Food Services	145,388,553	—	—	145,388,553
Computer Hardware & Storage	124,087,363	—	—	124,087,363
Railroad Rolling Stock	123,784,370	—	—	123,784,370
Chemicals	116,075,780	—	—	116,075,780
Telecom Carriers	111,097,737	—	—	111,097,737
E-Commerce Discretionary	103,424,639	—	—	103,424,639
Hotels, Restaurants & Leisure	103,264,638	—	—	103,264,638
Wealth Management	99,987,171	—	—	99,987,171
Infrastructure Software	99,367,903	—	—	99,367,903
Apparel, Footwear & Accessory Design	98,011,707	—	—	98,011,707
Midstream - Oil & Gas	88,048,267	—	—	88,048,267
Specialty Chemicals	87,900,826	—	—	87,900,826
Commercial & Residential Building Equipment & Systems	85,349,754	—	—	85,349,754
Real Estate Owners & Developers	59,840,004	—	—	59,840,004
Marine Shipping	—	—	56,533,172	56,533,172
Medical Equipment	49,908,247	—	—	49,908,247
Integrated Utilities	34,537,066	—	—	34,537,066
Internet Based Services	32,180,182	—	—	32,180,182
Aircraft & Parts	27,523,793	—	—	27,523,793
Oil & Gas Services & Equipment	18,712,968	—	—	18,712,968
Other Common Stocks	151,684,375	—	—	151,684,375
Closed End Fund	—	$31,152,979	—	31,152,979
Limited Partnerships	—	—	156,656,213	156,656,213
Preferred Stocks
Engineering Services	—	—	13,554,380	13,554,380
Energy	—	—	654,985	654,985
Warrant
Energy	1,190,489	—	—	1,190,489
Special Purpose Acquisition Companies
Diversified Banks	329,834,157	—	7,292,590	337,126,747
Corporate Bonds & Notes	—	29,109,168	—	29,109,168
Corporate Bank Debt	—	30,161,233	19,706,205	49,867,438
U.S. Treasuries	—	1,547,922,541	—	1,547,922,541

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investments	—	$1,069,623,876	—	$1,069,623,876
	$7,622,074,927	$2,707,969,797	$283,717,595	$10,613,762,319
Purchased Options (interest rate risk)	—	—	$27,916,830	$27,916,830
Written Options (interest rate risk)	—	—	(3,745,930)	(3,745,930)

	—	—	$24,170,900	$24,170,900

Common Stock Sold Short	$(308,003,400)	—	—	$(308,003,400)
Corporate Bonds & Notes Sold Short	—	$(16,255,463)	—	(16,255,463)

	$(308,003,400)	$(16,255,463)	—	$(324,258,863)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2021:

Investments	Beginning Value at December 31, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2021
Common Stocks	$50,973,743	$34,879,479	—	—	—	$85,853,222	$34,879,479
Closed End Fund	67,513,975	(33,792,659)	—	$(2,568,337)	$(31,152,979)	—	—
Limited Partnerships	139,460,218	21,781,512	$30,640,554	(35,226,071)	—	156,656,213	21,781,512
Preferred Stock	7,906,722	5,028,689	1,274,000	(46)	—	14,209,365	5,029,515
Special Purpose Acquisition Companies	—	(314,945)	7,607,535	—	—	7,292,590	(314,945)
Asset-Backed Securities — Marine Shipping	4,410,116	713,745	—	(5,123,861)	—	—	—
Corporate Bank Debt	22,136,102	(9,911,076)	49,585,474	(42,104,295)	—	19,706,205	(7,579,205)
Purchased Options (interest rate risk)	23,846,085	4,070,745	—	—	—	27,916,830	4,070,745
Written Options (interest rate risk)	(6,353,310)	2,607,380	—	—	—	(3,745,930)	2,607,380
Credit Default Swaps (credit risk)	(59,388)	(1,024,582)	59,693,808	(58,609,838)	—	—	—
	$309,834,263	$24,038,288	$148,801,371	$(143,632,448)	$(31,152,979)	$307,888,495	$60,474,481

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

There were transfers of $31,152,979 out of Level 3 into Level 2 during the period ended September 30, 2021. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced. Transfers into Level 3 were due to change in valuation technique from vendor priced to third party broker quoted.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2021.

Financial Assets	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average
Special Purpose Acquisition Companies	$7,292,590	Restricted Security (a)	Cost	$0.76	$0.76

Corporate Bank Debt	$19,706,205	Pricing Model (b)	Quotes/Prices	$58.00	$58.00

Preferred Stock	$14,209,365	Pricing Model (b)	Quotes/Prices	$505.00 - $600.00	$595.62

Purchased Options (interest rate risk)	$27,916,830	Third-Party Broker Quote (c)	Quotes/Prices	$0.00 - $0.06	$0.03

Written Options (interest rate risk)	$(3,745,930)	Third-Party Broker Quote (c)	Quotes/Prices	$0.01	$0.01

Common Stocks- Long	$56,533,172	NAV adjusted to Fair Value (d)	N/A	$49.32	$49.32

	29,320,050	Restricted Security (e)	Quotes/Prices	$885.00	$885.00

Limited Partnerships	$31,646,287	NAV as Practical Expedient (f)	N/A	$33.02	$65.77
			Market Discount	15%
	106,423,211	NAV as Practical Expedient (f)	N/A	$70.32 - $100.00

	10,235,782	Discounted NAV (g)	Discount	$29.25	$47.37
			Market Discount	31%
	8,350,933	Discounted NAV (g)	Discount	$69.59
			Market Discount	26%

(a)	The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(d)	The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

(e)	The fair value of the investment is based on capital funding terms. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(f)	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

(g)	The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

Options Contracts: An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premiums paid.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange. Unrealized appreciation or depreciation on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the foreign exchange rates at the end of the period is included in the Statement of Assets and Liabilities under the caption “Forward Foreign Currency Contracts.” Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year are included in the Statement of Operations under the caption “Forward Foreign Currency Contracts.”

Credit Default Swaps: The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2021 (excluding short-term investments), was $6,724,640,183 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$3,088,669,948
Gross unrealized depreciation:	(269,171,688)
Net unrealized appreciation:	$2,819,498,260